Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000134182
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	RQEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.20%	[1]
AssetsNet	$ 35,422,510
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 189,667
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,422,510
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$189,667
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.0%
Exchange-Traded Notes	0.5%
Money Market Funds	43.5%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Specialty	0.5%
Money Market Funds	43.5%
Equity	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	43.5%
iShares MSCI ACWI ETF	10.6%
State Street Technology Select Sector SPDR ETF	8.5%
Vanguard S&P 500 ETF	6.7%
Direxion Daily S&P 500 Bear 3X ETF	4.6%
State Street Financial Select Sector SPDR ETF	3.7%
State Street Consumer Discretionary Select Sector SPDR ETF	3.0%
State Street Health Care Select Sector SPDR ETF	3.0%
iShares U.S. Utilities ETF	3.0%
State Street Industrial Select Sector SPDR ETF	2.7%

C000145676
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	RQECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	2.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.80%	[2]
AssetsNet	$ 35,422,510
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 189,667
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,422,510
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$189,667
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.0%
Exchange-Traded Notes	0.5%
Money Market Funds	43.5%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Specialty	0.5%
Money Market Funds	43.5%
Equity	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	43.5%
iShares MSCI ACWI ETF	10.6%
State Street Technology Select Sector SPDR ETF	8.5%
Vanguard S&P 500 ETF	6.7%
Direxion Daily S&P 500 Bear 3X ETF	4.6%
State Street Financial Select Sector SPDR ETF	3.7%
State Street Consumer Discretionary Select Sector SPDR ETF	3.0%
State Street Health Care Select Sector SPDR ETF	3.0%
iShares U.S. Utilities ETF	3.0%
State Street Industrial Select Sector SPDR ETF	2.7%

C000134183
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class I
Trading Symbol	RQEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%	[3]
AssetsNet	$ 35,422,510
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 189,667
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,422,510
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$189,667
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	56.0%
Exchange-Traded Notes	0.5%
Money Market Funds	43.5%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Specialty	0.5%
Money Market Funds	43.5%
Equity	56.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	43.5%
iShares MSCI ACWI ETF	10.6%
State Street Technology Select Sector SPDR ETF	8.5%
Vanguard S&P 500 ETF	6.7%
Direxion Daily S&P 500 Bear 3X ETF	4.6%
State Street Financial Select Sector SPDR ETF	3.7%
State Street Consumer Discretionary Select Sector SPDR ETF	3.0%
State Street Health Care Select Sector SPDR ETF	3.0%
iShares U.S. Utilities ETF	3.0%
State Street Industrial Select Sector SPDR ETF	2.7%

C000134180
Shareholder Report [Line Items]
Fund Name	RESQ Strategic Income Fund
Class Name	Class A
Trading Symbol	RQIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.20%	[4]
AssetsNet	$ 29,299,186
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 119,526
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,299,186
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$119,526
Portfolio Turnover	278%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	77.1%
Money Market Funds	22.9%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-20.7%
Money Market Funds	27.6%
Fixed Income	93.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	27.6%
JPMorgan Ultra-Short Income ETF	13.8%
iShares 0-3 Month Treasury Bond ETF	13.7%
iShares 1-3 Year Treasury Bond ETF	13.7%
iShares 0-1 Year Treasury Bond ETF	13.6%
Vanguard Short-Term Treasury ETF	12.0%
iShares 20+ Year Treasury Bond ETF	10.4%
SPDR Portfolio Long Term Treasury ETF	10.2%
Vanguard Long-Term Treasury ETF	5.7%

C000134181
Shareholder Report [Line Items]
Fund Name	RESQ Strategic Income Fund
Class Name	Class I
Trading Symbol	RQIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%	[5]
AssetsNet	$ 29,299,186
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 119,526
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,299,186
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$119,526
Portfolio Turnover	278%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	77.1%
Money Market Funds	22.9%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-20.7%
Money Market Funds	27.6%
Fixed Income	93.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	27.6%
JPMorgan Ultra-Short Income ETF	13.8%
iShares 0-3 Month Treasury Bond ETF	13.7%
iShares 1-3 Year Treasury Bond ETF	13.7%
iShares 0-1 Year Treasury Bond ETF	13.6%
Vanguard Short-Term Treasury ETF	12.0%
iShares 20+ Year Treasury Bond ETF	10.4%
SPDR Portfolio Long Term Treasury ETF	10.2%
Vanguard Long-Term Treasury ETF	5.7%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized